Related Party Transactions (Details Textual) - USD ($)		12 Months Ended
	Aug. 07, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Related Party Transactions (Textual)
Percentage of shareholder of the Company				4.90%
Repurchased common stock, shares from 14 shareholders	36,000,000
Repurchased common stock aggregate price	$ 36,000
Shareholders contributed for working capital needs			$ 5,448
Related parties, Description		The Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000.
Xiangdong Wen [Member]
Related Party Transactions (Textual)
Percentage of shareholder of the Company		16.30%
Zhen Fan [Member]
Related Party Transactions (Textual)
Percentage of shareholder of the Company		16.30%
Hinman Au [Member]
Related Party Transactions (Textual)
Percentage of shareholder of the Company		1.80%